Note 46 - Provisions or reversal provisions (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions or reversal of provisions Abstract
Pensions and other post employment defined benefit obligations	€ 214,000,000	€ 125,000,000	€ 343,000,000
Commitments and guarantees given	93,000,000	(48,000,000)	(313,000,000)
Pending legal issues and tax litigation	170,000,000	133,000,000	318,000,000
Other Provisions Or Reversal Provisions	140,000,000	163,000,000	397,000,000
Total Provisions	€ 617,000,000	€ 373,000,000	€ 745,000,000